Transactions and Balances with Related Parties - Related party balances' analysis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Transactions and Balances with Related Parties
Amounts receivable (payable)	$ 6,286,469	$ (530,030)
Kyklades Maritime Corporation
Transactions and Balances with Related Parties
Amounts receivable (payable)	6,286,469	(530,030)
Amounts receivable	$ 6,286,469
Amounts payable		$ (530,030)